United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated High Income Bond Fund, Inc.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/08

Date of Reporting Period:  Quarter ended 12/31/07

Item 1.                      Schedule of Investments

Federated High Income Bond Fund, Inc.

Portfolio of Investments

December 31, 2007 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--94.7%
		Aerospace/ Defense--2.8%
$2,850,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$2,864,250
3,400,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	3,374,500
3,900,000	[1,2]	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Note, Series 144A, 8.875%, 4/1/2015	3,870,750
1,550,000	[1,2]	Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series 144A, 9.75%, 4/1/2017	1,546,125
4,700,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	4,629,500
3,950,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	3,831,500
3,175,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	3,143,250
2,325,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	2,371,500
2,475,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	2,277,000
1,800,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	1,575,000
		TOTAL	29,483,375
		Automotive--3.5%
2,350,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	1,874,125
4,225,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	3,158,187
5,525,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 7.993%, 1/13/2012	4,644,680
6,375,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	5,526,150
1,950,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	1,845,716
4,000,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	3,402,752
10,575,000		General Motors Corp., Deb., 7.40%, 9/1/2025	7,719,750
3,450,000		General Motors Corp., Note, 8.375%, 7/15/2033	2,794,500
1,475,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	1,456,562
4,575,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	4,540,687
		TOTAL	36,963,109
		Building Materials--0.9%
1,133,000		Goodman Global Holdings, Inc., Floating Rate Note, Series B, 7.991%, 6/15/2012	1,130,167
1,375,000		Goodman Global Holdings, Inc., Sr. Sub. Note, 7.875%, 12/15/2012	1,423,125
2,325,000		Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%, 9/1/2012	2,104,125
1,425,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	840,750
2,050,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	1,650,250
2,750,000		Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	2,406,250
		TOTAL	9,554,667
		Chemicals--4.1%
3,025,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	2,858,625
5,050,000		Compass Minerals International, Inc., Sr. Disc. Note, 0/12.00%, 6/1/2013	5,188,875
5,275,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	5,723,375
5,175,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	5,382,000
2,966,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	3,136,545
1,200,000	[1,2]	Mosaic Co./The, Sr. Note, 7.375%, 12/1/2014	1,290,000
1,600,000	[1,2]	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	1,736,000
2,163,000		Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	2,000,775
975,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	992,062
4,200,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	4,399,500
3,225,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	2,620,312
3,900,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	3,831,750
1,900,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	1,978,405
1,175,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,235,341
		TOTAL	42,373,565
		Construction Machinery--0.3%
8,375,000	[4,5]	Clark Material Handling Corp., Sr. Note, 10.75%, 11/15/2006	0
2,900,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	2,610,000
		TOTAL	2,610,000
		Consumer Products--4.2%
5,575,000		AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	4,822,375
2,198,885		AAC Group Holding Corp., Sr. PIK Deb., Series WI, 12.75%, 10/1/2012	2,022,974
1,800,000		American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	1,764,000
3,325,000		American Greetings Corp., Sr. Note, 7.375%, 6/1/2016	3,250,187
2,325,000		Church and Dwight, Inc., Sr. Sub. Note, 6.00%, 12/15/2012	2,284,312
4,700,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	4,065,500
6,375,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	5,992,500
4,825,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	4,873,250
2,900,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	2,784,000
5,475,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3,339,750
8,000,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	8,080,000
		TOTAL	43,278,848
		Energy--3.8%
3,725,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,520,125
4,950,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	4,776,750
1,000,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	995,000
1,825,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,875,187
375,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	381,562
1,325,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	1,344,875
1,500,000		Cimarex Energy Co., Sr. Note, 7.125%, 5/1/2017	1,481,250
2,525,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	2,455,562
2,450,000	[1,2]	Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	2,474,500
2,050,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	2,024,375
2,350,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 9.00%, 6/1/2016	2,444,000
1,100,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	1,029,875
1,475,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	1,357,000
4,125,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	4,009,603
1,775,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,706,219
2,125,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,135,625
600,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	588,000
1,475,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	1,504,500
2,750,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	2,818,750
		TOTAL	38,922,758
		Entertainment--1.4%
5,800,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	5,430,250
3,325,000	[1,2]	Hard Rock Park Operations LLC, Sr. Secd. Note, 9.894%, 4/1/2012	3,183,687
4,775,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	4,954,062
1,375,000		Universal City Florida Holding Co., Floating Rate Note, 9.661%, 5/1/2010	1,381,875
		TOTAL	14,949,874
		Environmental--1.1%
4,800,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	4,788,000
5,425,000		Allied Waste North America, Inc., Sr. Secd. Note, 6.875%, 6/1/2017	5,316,500
1,025,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,085,219
		TOTAL	11,189,719
		Financial Institutions--2.3%
3,175,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	3,000,375
9,825,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	8,411,772
5,085,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	4,275,829
4,425,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	4,430,531
3,625,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	3,407,500
		TOTAL	23,526,007
		Food & Beverage--6.2%
8,275,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	7,778,500
2,750,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	2,798,125
3,125,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 8.41%, 2/1/2015	3,062,500
4,200,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	4,137,000
1,200,000		Constellation Brands, Inc., 8.375%, 12/15/2014	1,209,000
750,000	[1,2]	Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	697,500
2,350,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	2,214,875
3,600,000		Cott Beverages, Inc., Company Guarantee, 8.00%, 12/15/2011	3,366,000
4,350,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	3,893,250
4,550,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	4,322,500
3,700,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	2,238,500
5,375,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	5,348,125
4,150,000		Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	3,050,250
4,200,000		Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	4,137,000
3,125,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015	2,867,187
3,150,000	[1,2]	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017	2,724,750
6,850,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	6,507,500
2,175,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	2,153,250
2,075,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	2,017,937
		TOTAL	64,523,749
		Gaming--5.2%
3,050,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	2,661,125
3,209,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	3,032,505
2,150,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	2,139,250
2,525,000		Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	1,502,375
3,000,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., 11.00%, 11/1/2012	2,910,000
700,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., 15.50%, 11/1/2013	721,000
4,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	3,856,875
4,000,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	3,680,000
4,950,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	4,925,250
4,950,000		MTR Gaming Group, Inc., Company Guarantee, Series B, 9.75%, 4/1/2010	4,974,750
1,275,000		MTR Gaming Group, Inc., Sr. Sub. Note, Series B, 9.00%, 6/1/2012	1,204,875
4,525,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	4,706,000
2,900,000		Park Place Entertainment Corp., Sr. Sub. Note, 7.875%, 3/15/2010	2,740,500
3,325,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	3,387,344
1,525,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	1,509,750
2,600,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	2,535,000
1,325,000		Station Casinos, Inc., Sr. Note, 7.75%, 8/15/2016	1,202,437
2,925,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	3,005,437
3,425,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	3,382,187
		TOTAL	54,076,660
		Health Care--7.8%
2,425,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	2,570,500
3,675,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	3,105,375
950,000		Advanced Medical Optics, Inc., Company Guarantee, 7.50%, 5/1/2017	878,750
1,750,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	1,780,625
2,600,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	2,515,500
4,250,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	4,377,500
2,825,000		Fisher Scientific International, Inc., Sr. Sub. Note, 6.125%, 7/1/2015	2,815,923
5,550,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	4,370,625
11,125,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	11,792,500
9,075,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	9,551,437
4,450,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	4,605,750
3,925,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	3,669,875
2,925,000		Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	2,932,312
2,850,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	2,793,000
750,000		United Surgical Partners International, Inc., Sr. Sub. Note, 8.875%, 5/1/2017	744,375
1,175,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 8.288%, 6/1/2015	1,180,875
750,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	761,250
3,825,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	3,700,688
4,175,000	[1,2]	Varietal Distribution, Unsecd. Note, Series 144A, 10.25%, 7/15/2015	3,997,563
1,875,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,846,875
3,100,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	3,084,500
1,250,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,243,750
2,675,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	2,715,125
4,110,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	3,781,200
		TOTAL	80,815,873
		Industrial - Other--7.0%
5,450,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	5,259,250
2,650,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	2,610,250
4,650,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	4,626,750
2,875,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	2,975,625
1,825,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	1,788,500
3,425,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	3,425,000
1,225,000	[1,2]	ESCO Corp., Floating Rate Note - Sr. Note, 8.866%, 12/15/2013	1,206,625
1,150,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	1,155,750
5,950,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	6,158,250
2,275,000		General Cable Corp., Floating Rate Note - Sr. Note, 7.606%, 4/1/2015	2,172,625
1,550,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	1,526,750
3,725,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	3,799,500
2,900,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	2,885,500
6,575,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	6,295,563
1,050,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	943,688
3,650,000		Norcross Safety Products, Sr. Sub. Note, Series B, 9.875%, 8/15/2011	3,768,625
2,100,000	[1,2]	SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	2,144,625
5,986,840		Safety Products Holdings, Inc., Sr. Note, Series B, 11.75%, 1/1/2012	6,615,458
2,650,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	2,603,625
4,475,000		Stanadyne Corp., Sr. Sub. Note, 10.00%, 8/15/2014	4,340,750
1,475,000		Stanadyne Holdings, Inc., Sr. Disc. Note, 0/12.00%, 2/15/2015	1,143,125
3,875,000		Superior Essex Communications LLC, Sr. Note, 9.00%, 4/15/2012	3,739,375
2,375,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,363,125
		TOTAL	73,548,334
		Lodging--1.2%
1,475,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	1,475,000
3,450,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	3,381,000
1,625,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,608,750
1,425,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,442,813
3,275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	3,244,932
1,450,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	1,432,649
		TOTAL	12,585,144
		Media - Cable--1.2%
7,375,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	7,264,375
3,825,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	4,035,375
1,175,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,108,906
		TOTAL	12,408,656
		Media - Non-Cable--9.8%
5,041,088		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	5,066,293
2,100,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	2,005,500
850,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	820,250
5,232,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	5,467,440
4,400,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	4,026,000
7,775,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	7,755,563
5,350,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	4,935,375
9,850,000		Intelsat Bermuda Ltd., Sr. Note, 11.25%, 6/15/2016	10,219,375
1,300,000	[1,2]	Intelsat Bermuda Ltd., Sr. Note, 8.886%, 1/15/2015	1,309,750
6,125,000		Intelsat Intermediate Holding Co. Ltd., Sr. Disc. Note, 0/9.25%, 2/1/2015	5,037,813
3,200,000		Intelsat Subsidiary Holding Co. Ltd., Sr. Note, 8.625%, 1/15/2015	3,232,000
550,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	537,625
2,050,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	2,003,875
850,000	[1,2]	Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	830,875
4,050,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	4,070,250
4,000,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	4,140,000
1,275,000		PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014	1,287,750
3,325,000	[1,2]	Quebecor Media, Inc., Sr. Note, 7.75%, 3/15/2016	3,208,625
2,050,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	1,978,250
1,550,000		R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	1,395,000
425,000	[1,2]	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	395,250
3,800,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	3,572,000
8,702,000		R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	9,071,835
1,766,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	1,922,733
4,825,000	[1,2]	Readers Digest Association, Inc., Sr. Sub. Note, 9.00%, 2/15/2017	4,065,063
5,350,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	5,329,938
1,150,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	1,053,688
7,750,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	7,595,000
		TOTAL	102,333,116
		Metals & Mining--1.1%
2,975,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	2,499,000
2,400,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	1,956,000
3,500,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	3,762,500
3,100,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	2,929,500
6,200,000	[3]	Republic Technologies International, Inc., Company Guarantee, 13.75%, 7/15/2009	0
		TOTAL	11,147,000
		Packaging--1.6%
4,625,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	4,601,875
3,775,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	3,605,125
5,275,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	5,459,625
2,650,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	2,762,625
977,424	[1,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	45,352
		TOTAL	16,474,602
		Paper--1.2%
6,400,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	6,352,000
1,050,000	[1,2]	NewPage Corp., 10.00%, 5/1/2012	1,060,500
4,975,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	5,161,563
		TOTAL	12,574,063
		Restaurants--0.5%
2,800,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	2,660,000
2,675,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 7.491%, 3/15/2014	2,568,000
		TOTAL	5,228,000
		Retailers--3.2%
1,225,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	1,166,812
1,250,000		AutoNation, Inc., Floating Rate Note - Sr. Note, 7.243%, 4/15/2013	1,159,375
4,825,000	[1,2]	Claire's Stores, Inc., Sr. Sub. Note, 10.50%, 6/1/2017	2,605,500
6,175,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	6,190,438
5,007,000		FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014	4,731,615
3,650,000		General Nutrition Center, Company Guarantee, 10.01%, 3/15/2014	3,467,500
5,775,000		NBC Acquisition Corp., Sr. Disc. Note, 0/11.00%, 3/15/2013	5,053,125
3,775,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	3,661,750
5,150,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	4,738,000
1,050,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	987,000
		TOTAL	33,761,115
		Services--1.1%
3,550,000	[1,2]	Ceridian Corp., 11.25%, 11/15/2015	3,301,500
5,350,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	5,336,625
2,725,000		West Corp., Sr. Note, 9.50%, 10/15/2014	2,684,125
		TOTAL	11,322,250
		Technology—5.0%
5,300,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	4,611,000
4,375,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	4,303,906
2,250,000		Deluxe Corp., 5.125%, 10/1/2014	1,918,125
625,000		Deluxe Corp., Sr. Unsecd. Note, 7.375%, 6/1/2015	625,000
5,350,000	[1,2]	First Data Corp., 9.875%, 9/24/2015	4,982,188
3,225,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	2,894,438
4,850,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	4,443,813
4,100,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	4,059,000
4,575,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	4,963,875
2,675,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	2,621,500
2,503,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 10.731%, 4/1/2012	2,596,863
6,200,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	6,339,500
4,625,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	4,752,188
2,550,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	2,601,000
		TOTAL	51,712,396
		Textile--0.3%
3,550,000		Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013	3,621,000
		Tobacco--0.6%
6,200,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	6,771,020
		Transportation--1.4%
6,975,000	[3,4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
3,500,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	3,613,750
3,900,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	3,973,125
4,725,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	4,914,000
125,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	120,781
2,300,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	2,279,875
4,400,000	[3,4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	14,901,531
		Utility - Electric--5.5%
1,275,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	1,296,134
3,850,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	3,570,875
6,875,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	7,115,625
4,000,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	3,950,000
1,050,000	[1,2]	Energy Future Holdings Corp., 10.875%, 11/1/2017	1,060,500
1,656,907	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,689,640
4,675,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	4,943,813
1,100,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	1,075,250
3,725,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	3,641,188
6,000,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	5,865,000
1,625,000		Nevada Power Co., Mtg. Note, Series L, 5.875%, 1/15/2015	1,623,040
2,900,000		Nevada Power Co., Second Mortgage Notes, Series O, 6.50%, 5/15/2018	2,983,575
6,250,000		PSEG Energy Holdings, Sr. Note, 10.00%, 10/1/2009	6,618,813
654,000		PSEG Energy Holdings, Sr. Note, 8.625%, 2/15/2008	658,488
3,400,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	3,456,409
1,475,000		TECO Finance, Inc., 6.75%, 5/1/2015	1,552,879
3,550,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/1/2015	3,532,250
2,725,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.25%, 11/1/2015	2,711,375
		TOTAL	57,344,854
		Utility - Natural Gas--4.8%
4,600,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,485,000
875,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	892,375
4,925,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	5,153,126
5,150,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	4,763,750
5,025,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	4,911,938
1,075,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	1,078,508
3,725,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	3,880,031
2,697,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	2,791,395
3,275,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,152,188
6,050,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	7,037,735
1,375,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	1,507,623
1,000,000		Transcontinental Gas Pipe Corp., Sr. Unsecd. Note, 6.40%, 4/15/2016	1,031,250
5,750,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	6,260,313
3,075,000		Williams Cos., Inc., Note, 7.875%, 9/1/2021	3,424,781
		TOTAL	50,370,013
		Wireless Communications--3.3%
3,625,000	[1,2]	Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017	3,371,250
2,000,000		Centennial Cellular Corp., Floating Rate Note - Sr. Note, 10.981%, 1/1/2013	2,055,000
1,525,000		Centennial Cellular Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	1,509,750
1,475,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	1,541,375
1,200,000	[1,2]	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	1,101,000
2,776,262	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2,540,280
2,250,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	2,303,550
4,850,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	4,583,250
4,775,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	4,731,682
3,550,000		Rogers Wireless, Inc., 6.375%, 3/1/2014	3,661,694
2,750,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	2,872,009
4,350,000		US Unwired, Inc., Sr. Secd. Note, 10.00%, 6/15/2012	4,632,331
		TOTAL	34,903,171
		Wireline Communications--2.3%
3,450,000		Citizens Communications Co., 9.00%, 8/15/2031	3,458,625
13,800,000		Qwest Corp., Note, 8.875%, 3/15/2012	14,835,000
3,650,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	3,857,758
1,750,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	1,846,250
		TOTAL	23,997,633
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,029,788,547)	987,272,102
		COMMON STOCKS AND WARRANTS--0.7%
		Chemicals--0.6%
1,562	[3]	General Chemical Industrial Products, Inc.	3,224,733
903	[3]	General Chemical Industrial Products, Inc., Warrants	1,687,761
669	[3]	General Chemical Industrial Products, Inc., Warrants	1,129,312
		TOTAL	6,041,806
		Consumer Products--0.0%
3,192	[1,3]	Sleepmaster LLC	32
		Industrial - Other--0.0%
167,071	[1,3]	Neenah Enterprises, Inc., Warrants	1,671
		Lodging--0.0%
1,750	[1,3]	Motels of America, Inc.	0
		Media - Cable--0.1%
52,360		Virgin Media, Inc.	897,450
		Media - Non-Cable--0.0%
46	[3]	Sullivan Graphics, Inc.	0
6,750	[3]	XM Satellite Radio, Inc., Warrants	11,003
66,000	[3]	Ziff Davis Media, Inc., Warrants	660
		TOTAL	11,663
		Metals & Mining--0.0%
6,200	[1,3]	Republic Technologies International, Inc., Warrants	0
237,797	[1,3]	Royal Oak Mines, Inc.	3,686
		TOTAL	3,686
		Other--0.0%
746	[1,3]	CVC Claims Litigation LLC	0
		Packaging--0.0%
24	[1,3]	Pliant Corp.	0
107,000	[1,3]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS AND WARRANTS (IDENTIFIED COST $16,872,351)	6,956,308
		PREFERRED STOCK--0.0%
		Media - Non-Cable--0.0%
360	[3]	Ziff Davis Media, Inc., PIK Pfd., Series E-1 (IDENTIFIED COST $0)	5,400
		MUTUAL FUND --3.0%
31,394,023	[5,6]	Prime Value Obligations Fund, Institutional Shares, 4.86% (AT NET ASSET VALUE)	31,394,023
		TOTAL INVESTMENTS – 98.4% (IDENTIFIED COST $1,078,054,921)[7]	1,025,627,833
		OTHER ASSETS AND LIABILITIES – NET – 1.6%[8]	16,444,944
		TOTAL NET ASSETS – 100%	$1,042,072,777

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2007, these restricted securities amounted to $160,943,895, which represented 15.4% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At December 31, 2007, these liquid restricted securities amounted to $160,891,483, which represented 15.4% of total net assets.

3	Non-income producing security.
4	Principal amount and interest were not paid upon final maturity.
5	Affiliated company.
6	7-Day net yield.
7
At December 31, 2007, the cost of investments for federal tax purposes was $1,077,395,966. The net unrealized depreciation of investments for federal tax purposes was $51,768,133. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $23,896,901 and net unrealized depreciation from investments for those securities having an excess of cost over value of $75,665,034.

8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2007.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at December 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
CVC Claims Litigation LLC	3/26/1997 – 6/18/1997	$7,280,944
Motels of America, Inc.	8/30/1994	$ 117,506
Neenah Enterprises, Inc., Warrants	9/24/2003	$ 0
Pliant Corp.	7/18/2006	$ 0
Republic Technologies International, Inc., Warrants	3/14/2000	$ 0
Royal Oak Mines, Inc.	2/24/1999	$ 26,419
Russell Stanley Holdings, Inc.	2/5/1999-7/9/1999	$ 0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999 – 5/15/2005	$5,043,997
Sleepmaster LLC	12/23/2004	$ 0

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated High Income Bond Fund, Inc.

By                      /S/Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/J. Christopher Donahue

J. Christopher Donahue
Principal Executive Officer

Date                      February 20, 2008

By                      /S/Richard A. Novak

Richard A. Novak
Principal Financial Officer

Date                      February 21, 2008